Inventories, Net (Tables)	12 Months Ended
Jun. 30, 2024
Inventories, Net [Abstract]
Schedule of Inventories, Net	Inventories, net consisted of the following:
	As of June 30,
	2024	2023
	USD	USD
Raw materials	296,889	323,387
Finished goods	310,528	288,057
Others	5,747	19,501
Total	613,164	630,945
Inventory write-down	(12,288)	(4,749)
Inventories, net	600,876	626,196

Schedule of Inventories Write Down
	As of June 30,
	2024	2023
	USD	USD
Balance at beginning of the year presented	(4,749)	(1,391)
Write-down provided during the year	(7,594)	(3,358)
Foreign currency translation adjustment	55	-
Balance at end of the year presented	(12,288)	(4,749)